Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income [abstract]
Accumulated Other Comprehensive Income

NOTE 18. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2022	$579,070	$(424,754)	$5,398	$159,714
Other comprehensive income (loss)	(33,433)	21,195	—	(12,238)
December 31, 2023	545,637	(403,559)	5,398	147,476
Other comprehensive income (loss)	119,821	(69,027)	750	51,544
December 31, 2024	$665,458	$(472,586)	$6,148	$199,020